GOODWILL	3 Months Ended	12 Months Ended
	Mar. 31, 2025	Dec. 31, 2024
Goodwill and Intangible Assets Disclosure [Abstract]
GOODWILL

NOTE 12. GOODWILL

The Company tests goodwill for impairment annually on September 30 or more frequently if there are indicators that the carrying amount of goodwill exceeds its estimated fair value.

There was no impairment of goodwill during the three months ended March 31, 2025 and 2024.

The changes in the carrying amount of goodwill as of March 31, 2025 and December 31, 2024 are as follows:

	March 31, 2025	December 31, 2024

Beginning balance	$2,212,000	$-
Acquisitions	-	2,212,000
Impairment	-	-
Ending balance	$2,212,000	$2,212,000

NOTE 12. GOODWILL

The Company tests goodwill for impairment annually on September 30 or more frequently if there are indicators that the carrying amount of the goodwill exceeds its estimated fair value.

As a result of the impairment test in 2023, the entire $6.1 million carrying value of goodwill was recognized as a non-cash impairment charge in 2023. There was no impairment of goodwill during the year ended December 31, 2024 based on the annual impairment assessment for 2024.

The changes in the carrying amount of goodwill as of December 31, 2024 and December 31, 2023 are as follows:

	December 31, 2024	December 31, 2023

Beginning balance	$-	$5,747,000
Acquisitions	2,212,000	357,000
Impairment	-	(6,104,000)
Ending balance	$2,212,000	$-